                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--210
                              (A UNIT INVESTMENT TRUST)
                              O   ARIZONA, CALIFORNIA, NEW YORK, OHIO, TEXAS AND
                                  VIRGINIA PORTFOLIOS
                              O   PORTFOLIOS OF INTERMEDIATE AND LONG-TERM
                                  MUNICIPAL BONDS
                              O   DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL
                                  INCOME TAX
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated October 8, 1999.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF JUNE 30, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
Arizona Portfolio--
   Risk/Return Summary..................................           3
California Intermediate Insured Portfolio--Risk/Return
   Summary..............................................           6
New York Portfolio--Risk/Return Summary.................           9
Ohio Insured Portfolio--
   Risk/Return Summary..................................          12
Texas Insured Portfolio--
   Risk/Return Summary..................................          15
Virginia Portfolio--
   Risk/Return Summary..................................          18
What You Can Expect From Your Investment................          23
   Monthly Income.......................................          23
   Return Figures.......................................          23
   Records and Reports..................................          23
The Risks You Face......................................          24
   Interest Rate Risk...................................          24
   Call Risk............................................          24
   Reduced Diversification Risk.........................          24
   Liquidity Risk.......................................          24
   Concentration Risk...................................          24
   State Concentration Risk.............................          26
   Bond Quality Risk....................................          29
   Insurance Related Risk...............................          29
   Litigation and Legislation Risks.....................          29
Selling or Exchanging Units.............................          29
   Sponsors' Secondary Market...........................          30
   Selling Units to the Trustee.........................          30
   Exchange Option......................................          30
How The Fund Works......................................          31
   Pricing..............................................          31
   Evaluations..........................................          31
   Income...............................................          31
   Expenses.............................................          31
   Portfolio Changes....................................          32
   Fund Termination.....................................          32
   Certificates.........................................          33
   Trust Indenture......................................          33
   Legal Opinion........................................          34
   Auditors.............................................          34
   Sponsors.............................................          34
   Trustee..............................................          34
   Underwriters' and Sponsors' Profits..................          34
   Public Distribution..................................          35
   Code of Ethics.......................................          35
   Year 2000 Issues.....................................          35
Taxes...................................................          35
Supplemental Information................................          38
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

ARIZONA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,845,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 69% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                30%
/ / Hospital/Health Care                              35%
/ / Municipal Water/Sewer Utilities                   16%
/ / Refunded Bonds                                     5%
/ / Municipal Electric Utilities                      14%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and general obligation bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF ARIZONA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO ARIZONA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.25
           Annual Income per unit:                           $   51.11
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.46
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.53
           Other Operating Expenses
                                                    -----------
                                                     $    2.33
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Arizona Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Arizona Series were offered between November 30, 1989 and July 11, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            1.46%        5.59%        3.88%        6.78%
Average         0.05         4.83         2.82         5.86
Low             -2.99        3.95         2.02         4.89
---------------------------------------------------------------



Average
Sales fee         2.82%       5.11%


-------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,019.62
           (as of June 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Arizona state and local personal income taxes if you live in Arizona.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

CALIFORNIA INTERMEDIATE INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, intermediate term municipal revenue bonds with an estimated average life of about 9 years.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.
       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 intermediate-term tax-exempt municipal bonds with an aggregate face amount of $3,400,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            7%
/ / Hospital/Health Care                               13%
/ / Lease Rental Appropriation                         28%
/ / Municipal Water/Sewer Utilities                    29%
/ / Special Tax Issues                                 10%
/ / Universities/Colleges                              13%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in lease rental appropriation and municipal water/sewer utility bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.22
           Annual Income per unit:                           $   50.75
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.75%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.75%
           $100,000 to $249,999                          2.50%
           $250,000 to $499,999                          2.25%
           $500,000 to $999,999                          2.00%
           $1,000,000 and over                           1.75%

           Maximum Exchange Fee                          1.75%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.38
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.45
           Other Operating Expenses
                                                    -----------
                                                     $    2.16
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         3.61%      7.12%      6.00%      4.88%      8.32%      6.53%
Average      -0.28      5.22       5.89       2.71       6.26       6.47
Low          -3.02      3.57       5.74       -0.03      4.40       6.37


-------------------------------------------------------------------


Average
Sales fee    3.05%      5.12%      5.67%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                    $1,053.56
           (as of June 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,935,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Hospital/Health Care                               25%
/ / Industrial Development Revenue                     15%
/ / Lease Rental Appropriation                         17%
/ / Refunded Bonds                                     17%
/ / Special Tax                                        17%
/ / Universities/Colleges                              9%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.49
           Annual Income per unit:                           $   53.91
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.44
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.54
           Other Operating Expenses
                                                    -----------
                                                     $    2.31
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         3.57%      6.80%      6.38%      5.48%      8.00%      6.98%
Average      -0.08      4.94       6.08       2.91       5.94       6.67
Low          -3.92      3.62       5.85       -0.57      4.51       6.44


-------------------------------------------------------------------


Average
Sales fee    3.05%      4.94%      5.78%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,023.38
           (as of June 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

OHIO INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,940,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 15%
/ / Hospital/Health Care                               33%
/ / Industrial Development Revenue                     30%
/ / Refunded Bonds                                     22%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and industrial development revenue bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF OHIO SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO OHIO WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.41
           Annual Income per unit:                           $   52.93
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.44
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.51
           Other Operating Expenses
                                                    -----------
                                                     $    2.29
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Ohio Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Ohio Series were offered between September 22, 1988 and September 13, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            2.51%        6.47%        3.75%        7.66%
Average         -0.07        4.96         2.78         6.05
Low             -3.10        3.81         0.93         4.65
---------------------------------------------------------------



Average
Sales fee         2.91%       5.36%


-------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,032.77
           (as of June 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Ohio state and local personal income taxes if you live in Ohio.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

TEXAS INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 7 long-term tax-exempt municipal bonds with an aggregate face amount of $2,975,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 17%
/ / Industrial Development Revenue                     25%
/ / Municipal Water/Sewer Utilities                    17%
/ / Refunded Bonds                                     24%
/ / Special Tax                                        17%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in industrial development revenue bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF TEXAS SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO TEXAS WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.62
           Annual Income per unit:                           $   55.49
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.45
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.44
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.46
           Other Operating Expenses
                                                    -----------
                                                     $    2.24
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Texas Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Texas Series were offered between March 9, 1988 and July 11, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         2.46%      6.56%      5.99%      4.38%      7.75%      6.58%
Average      0.59       5.08       5.90       3.02       6.11       6.49
Low          -3.64      3.66       5.76       -0.47      4.45       6.35


-------------------------------------------------------------------


Average
Sales fee    2.47%      5.11%      5.83%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,050.59
           (as of June 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Texas state and local personal income taxes if you live in Texas.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

VIRGINIA PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 8 long-term tax-exempt municipal bonds with an aggregate face amount of $2,635,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 19% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 7%
/ / Hospital/Health Care                               35%
/ / Housing                                            19%
/ / Lease Rental Appropriation                         14%
/ / Municipal Water/Sewer Utilities                    23%
/ / Refunded Bonds                                     2%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF VIRGINIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO VIRGINIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.55
           Annual Income per unit:                           $   54.60
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit. The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.69
           Trustee's Fee
                                                     $    0.44
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.49
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.59
           Other Operating Expenses
                                                    -----------
                                                     $    2.41
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Virginia Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Virginia Series were offered between October 26, 1988 and September 19, 1996 and were outstanding on June 30, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 6/30/99.



                  WITH SALES FEE             NO SALES FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS
---------------------------------------------------------------
High            2.35%        6.80%        4.34%        8.00%
Average         0.29         5.13         2.87         6.10
Low             -3.69        3.74         -0.62        4.50
---------------------------------------------------------------



Average
Sales fee         2.62%       4.77%


-------------------------------------------------------------

\Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,030.57
           (as of June 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale[, less any remaining deferred sales fee]. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Virginia state and local personal income taxes if you live in Virginia.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR ARIZONA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,050  17.72     4.86   5.47     6.08   6.68     7.29   7.90     8.51   9.12    9.72
$      0- 25,750                    18.18     4.89   5.50     6.11   6.72     7.33   7.94     8.56   9.17    9.78
$ 25,751- 62,450  $ 43,051-104,050  31.40     5.83   6.56     7.29   8.02     8.75   9.47    10.20  10.93   11.66
$ 62,451-130,250  $104,051-158,550  34.26     6.08   6.84     7.61   8.37     9.13   9.89    10.65  11.41   12.17
                  $158,551-283,150  39.02     6.56   7.38     8.20   9.02     9.84  10.66    11.48  12.30   13.12
$130,251-283,150                    39.23     6.58   7.40     8.23   9.05     9.87  10.70    11.52  12.34   13.16
OVER $283,151        OVER $283,151  42.64     6.97   7.85     8.72   9.59    10.46  11.33    12.20  13.08   13.95


                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                               FOR OHIO RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,050  19.01     4.94   5.56     6.17   6.79     7.41   8.03     8.64   9.26    9.88
$      0- 25,750                    18.43     4.90   5.52     6.13   6.74     7.36   7.97     8.58   9.20    9.81
                  $ 43,051-104,050  32.50     5.93   6.67     7.41   8.15     8.89   9.63    10.37  11.11   11.85
$ 25,751- 62,450                    31.39     5.83   6.56     7.29   8.02     8.75   9.47    10.20  10.93   11.66
$ 62,451-130,250  $104,051-158,550  35.32     6.18   6.96     7.73   8.50     9.28  10.05    10.82  11.59   12.37
$130,251-283,150  $158,551-283,150  40.35     6.71   7.54     8.38   9.22    10.06  10.90    11.74  12.57   13.41
OVER $283,151        OVER $283,151  43.71     7.11   7.99     8.88   9.77    10.66  11.55    12.43  13.32   14.21


                              FOR TEXAS RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE                                TAX-FREE YIELD
TAXABLE INCOME 1999*               % TAX                                         OF
 SINGLE RETURN      JOINT RETURN  BRACKET    4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050        15.    4.71   5.29     5.88   6.47     7.06   7.65     8.24   8.82    9.41
$ 25,751- 62,450  $ 43,051-104,050        28.    5.56   6.25     6.94   7.64     8.33   9.03     9.72  10.42   11.11
$ 62,451-130,250  $104,051-158,550        31.    5.80   6.52     7.25   7.97     8.70   9.42    10.14  10.87   11.59
$130,251-283,150  $158,551-283,150        36.    6.25   7.03     7.81   8.59     9.38  10.16    10.94  11.72   12.50
OVER $283,151        OVER $283,151        39.    6.62   7.45     8.28   9.11     9.93  10.76    11.59  12.42   13.25


                             FOR VIRGINIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  19.89     4.99   5.62     6.24   6.87     7.49   8.11    8.74    9.36    9.99
$ 25,751- 62,450  $ 43,051-104,050  32.14     5.89   6.63     7.37   8.10     8.84   9.58   10.32   11.05   11.79
$ 62,451-130,250  $104,051-158,550  34.97     6.15   6.92     7.69   8.46     9.23  10.00   10.76   11.53   12.30
$130,251-283,150  $158,551-283,150  39.68     6.63   7.46     8.29   9.12     9.95  10.78   11.60   12.43   13.26
OVER $283,151        OVER $283,151  43.07     7.03   7.90     8.78   9.66    10.54  11.42   12.30   13.17   14.05


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Arizona, New York, Ohio and Virginia Portfolios' concentrations in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and

   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the Arizona Portfolio's concentration in general obligation bonds.
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the California Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs; and
   o unpredicability of future usage requirements.

Here is what you should know about the Ohio and Texas Portfolios concentrations in industrial development revenue bonds (IDRs). IDRs are issued to finance various privately operated projects such as pollution control and manufacturing facilities. Payment for these bonds depends on:
   o creditworthiness of the corporate operator of the project being financed;
   o economic factors relating to the particular industry; and,
   o in some cases, creditworthiness of an affiliated or third-party guarantor.

Here is what you should know about the California Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
   o the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
   o rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

ARIZONA RISKS

Generally

Arizona's economy is affected by several major factors, including:

   o cycles in key industries like real estate, construction and tourism;

   o the performance of other economic sectors such as manufacturing, mining, services and the military;

   o employment patterns of major employers within the state;

   o consolidation and change in the healthcare market; and

   o migration into the state, which causes higher than average population growth.

State and Local Government

Most of the bonds in the Arizona Trust are not issued by the State of Arizona itself; however, the financial condition of the state government could hurt the value of the bonds. Also, both the State and its subdivisions are subject to legal restrictions that could impair their ability to make payments on bonds, including:

   o certain state laws limit taxation and bond indebtedness;

   o other state laws make it difficult to increase taxes, such as by requiring a two-thirds vote of the state legislature for any increase; and

   o Arizona's regulated utilities are limited in their ability to secure rate increases. Any failure to secure a necessary rate increase could adversely affect a utility's ability to service its debts.

Arizona voters have tried from time to time to further limit the amount of tax increases that can be levied without voter approval.

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved markedly and the extreme budgetary pressures have begun to lessen. However, the Asian economic crisis is expected to continue to have some negative effectt on the State's economy.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

OHIO RISKS

Generally

Overall, Ohio's economy is more cyclical than non-industrial states and the nation as a whole:

   o manufacturing (including auto-related manufacturing) is an important part of Ohio's economy.

   o agriculture and related industries are also very important.

   o recent employment growth has been in non-manufacturing areas.

State Government

The Ohio general revenue fund for the current two-year period calls for expenditures of over $36 billion:

   o because general fund receipts and payments do not match exactly, temporary cash-flow deficiencies occur throughout the year. Ohio law permits the state government to manage this problem by permitting the adjustment of payment schedules and the use of the total operating fund.

   o Ohio's general obligation bonds are currently rated Aa1 by Moody's; AA+ by Standard & Poor's (except for the State's highway bonds which Standard &
     Poor's rates AAA). Fitch rates Ohio's general obligation bonds and its highway bonds AA+. Other bonds issued by other State agencies may have lower ratings. Any of these ratings may be changed.

   o Ohio voters have authorized the State to incur debt to which taxes or excises are pledged for payment.

Education Financing

In 1997, the Ohio Supreme Court found major aspects of the State's school funding system to be unconstitutional. The Court ruled that, although property taxes can play a role in school financing, they can no longer be the primary means of school financing. The Court stayed its ruling to allow the State to devise a system that complied with the State's constitution. During that stay, repayment provisions of certain bonds issued for school funding will remain valid.

TEXAS RISKS

Generally

Although the Texas economy has performed well in recent years, it still faces a number of challenges:

   o although oil prices are increasing, the recent low prices have adversely affected Texas' economy and reduced tax revenues. Some local governments and school districts have experienced such significant reductions in oil related tax revenues that they may increase property taxes to meet their obligations, including debt service.

   o exports are a significant part of the Texas economy, as is retail trade in the Texas-Mexico border area. Economic problems in Mexico and Asia have hurt the state's economy. Exports to Mexico fluctuated widely in the mid-1990s as a result of Mexico's financial crisis;

   o reductions in federal defense spending have also hurt the state's economy. Scheduled military base closings will cause the loss of many jobs in the affected communities, with much of the burden falling on the state's Hispanic population.

Despite Texas' recent economic performance, Texas continues to have one of the country's highest poverty rates. This has created greater demand for social services. The resulting strains on the state could effect its economy significantly:

   o over one-quarter of the state's spending is for health and human services, and the state has received substantial federal funding to pay for such services;

   o recent federal welfare reform legislation has and will cut back funding for such services, has reduced benefit levels, and has prohibited services for illegal immigrants; and

   o the cuts in federal funding and services may have a disproportionate effect on Texas, since the state has a high number of illegal immigrants and people dependent on welfare programs. Under the new federal funding scheme Texas may receive insufficient funds for its own programs, placing additional strains on state and local finances unless spending on such programs is reduced.

Texas' general obligation bonds are rated AA by Standard & Poor's, Aa2 by Moody's and AA+ by Fitch's.

VIRGINIA RISKS

Virginia's economy is highly dependent on defense spending:

   o there are major concentrations of defense installations in Northern Virginia and the Hampton Roads area; and

   o any substantial reductions in military spending, including base closings, could hurt both the state and local economies.

The state's general obligations are rated AAA by Standard & Poor's and Aaa by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and

   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the bonds contained in a Portfolio, but we cannot predict whether any impact will be material to the Fund as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

ARIZONA TAXES

In the opinion of Osborn Maledon, P.A., Phoenix, Arizona, special counsel on Arizona tax matters:

Under Arizona state income tax laws, the Arizona Trust will not be taxed as a corporation so long as it is not taxed as a corporation for federal income tax purposes. Your Arizona income tax consequences will be the same as if you directly owned your share of all bonds in the Arizona Trust. If you are an Arizona taxpayer, your interest income from the Arizona Trust will be tax-exempt in Arizona to the extent of your share of interest income earned on bonds that are tax-exempt in Arizona, but not interest income earned on other bonds. If you are an Arizona taxpayer, gains on the sale of bonds by the Arizona Trust or on the redemption or sale of your units will be subject to Arizona income tax. The amount of your gain will depend on your aggregate basis in the bonds, which may be different for Arizona income tax purposes than it is for federal income tax purposes if the tax basis of bonds includes 'original issue discount' or 'bond premium.' Depending on where you live, your income from the Arizona Trust may be subject to taxation under other state and local laws. You should consult your tax adviser about this.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

OHIO TAXES

In the opinion of Vorys, Sater, Seymour and Pease LLP, Columbus, Ohio, special counsel on Ohio tax matters:

Under the laws of the State of Ohio, the Ohio Trust will not be subject to the Ohio corporation franchise tax or the Ohio tax on dealers in intangibles. If you are an Ohio taxpayer, your interest income from the Ohio Trust will be exempt from Ohio personal income taxes and Ohio corporation franchise taxes to the extent it relates to bonds held by the Ohio Trust that are exempt from taxation under Ohio law. However, any gains and losses which must be recognized for federal income tax purposes (whether upon the sale of your units in the Ohio Trust or upon the sale of bonds by the Ohio Trust) also must be recognized for Ohio personal income and corporation franchise tax purposes, except to the extent the gains and losses are attributable to the sale of bonds by the Ohio Trust that are exempt from such taxation under Ohio law. Your interest income and your gains and losses generally are not subject to municipal income taxation in Ohio. You should consult your tax adviser concerning the application of Ohio taxes to you in connection with your investment in the Ohio Trust.

TEXAS TAXES

In the opinion of Hughes & Luce, L.L.P., Dallas, Texas, special counsel on Texas tax matters:

Under Texas law, the Fund will not pay Texas income taxes on any Fund income so long as the Fund is not a corporation or limited liability company for Texas tax purposes. You will not pay income taxes to any Texas taxing authority on income you receive from the Fund. As long as the Fund owns no tangible property, you will not pay Texas property taxes on your units in the Fund and the Fund will not pay Texas property tax on the bonds it holds. Your estate may have to pay Texas inheritance taxes on any units you own upon your death. You should consult your tax adviser respecting Texas taxes.

VIRGINIA TAXES

In the opinion of Hunton & Williams, Richmond, Virginia, special counsel on Virginia tax matters:

Under the income tax laws of the State of Virginia, the Virginia Trust will not be taxed as a corporation. If you are a Virginia taxpayer, your income from the Virginia Trust will not be tax-exempt in Virginia except to the extent that the income is attributable to either (i) interest earned on bonds that are tax-exempt for Virginia purposes or (ii) profits from the sale of certain Virginia bonds that have been issued under Virginia legislation specifically exempting all income from those bonds. If, at the time of your death, you either are a Virginia resident or, in certain cases, are not a resident of the United States, your units may be subject to Virginia estate tax. You should consult your tax adviser in these matters.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 210, (ARIZONA,
          CALIFORNIA INTERMEDIATE, NEW YORK, OHIO,
          TEXAS AND VIRGINIA TRUSTS), DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund,
          Multistate Series - 210, (Arizona,California Intermediate,
          New York, Ohio,Texas and Virginia Trusts), Defined Asset Funds:

          We have audited the accompanying statement of condition of Municipal Investment Trust Fund, Multistate Series - 210, (Arizona, California Intermediate, New York, Ohio,Texas and Virginia Trusts), Defined Asset Funds, including the portfolios, as of June 30, 1999 and the related statements of operations and of changes in net assets for the years ended June 30, 1999 and 1998 and for the period July 12, 1996 to June 30, 1997. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at June 30, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate
          Series - 210, (Arizona, California Intermediate, New York, Ohio, Texas and Virginia Trusts), Defined Asset Funds at June 30, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.




          DELOITTE & TOUCHE LLP

          New York, N.Y.
          September 15, 1999



                                                 D - 1.

     MUNICPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (ARIZONA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,674,609)(Note 1) .........                                              $    2,840,898
{ 36}  Accrued interest................................                                                      65,810
{ 34}  Cash - principal ...............................                                                      30,696
       Deferred organization costs (Note 5) ...........                                                       1,330
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   2,938,734


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                $    56,569
{143}  Accrued Sponsors' fees .........................                                        658
       Other liabilities ..............................                                      1,330           58,557
                                                                                      -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,868 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  2,871,594

{105}  Undistributed net investment income ............                                      8,583    $   2,880,177
                                                                                     -------------    =============

{130}UNIT VALUE ($ 2,880,177 / 2,868 units)............                                               $    1,004.25
                                                                                                      =============


                                          See Notes to Financial Statements.


                                                     D - 2.

     MUNICPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (ARIZONA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   160,290      $   175,972       $   172,207
{ 20}  Trustee's fees and expenses ............         (5,209)          (5,399)           (6,649)
{ 30}  Sponsors' fees .........................         (1,380)          (1,460)           (1,426)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        153,701          169,113           164,132
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........         29,813            5,097
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................        (98,697)         146,550           118,436
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........        (68,884)         151,647           118,436
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $    84,817      $   320,760       $   282,568
                                                   ==============================================



                                         See Notes to Financial Statements.


                                                     D - 3.

     MUNICPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (ARIZONA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS


                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   153,701      $   169,113       $   164,132
       Realized gain on
{ 20}    securities sold or redeemed ..........         29,813            5,097
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................        (98,697)         146,550           118,436
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............         84,817          320,760           282,568
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (153,798)        (169,231)         (154,226)
{ 60}  Principal ..............................        (10,077)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (163,875)        (169,231)         (154,226)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (891)            (217)
{ 83}  Redemption amounts - principal .........       (309,773)        (118,661)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (310,664)        (118,878)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (389,722)          32,651           128,342

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,269,899        3,237,248         3,108,906
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 2,880,177      $ 3,269,899       $ 3,237,248
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     51.45      $     51.90       $     47.02
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $      3.41
                                                   ==================
       Net asset value at end of
{140}    period................................    $  1,004.25      $  1,033.47       $    986.97
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................            296              116
{150}  Outstanding at end of period ...........          2,868            3,164             3,280
                                                   ==============================================


                                 See Notes to Financial Statements.

                                           D - 4.

MUNICPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 210 (ARIZONA TRUST),
DEFINED ASSET FUNDS



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on July 12, 1996 was based upon offering side evaluations at July 10, 1996, the day prior to the Date of Deposit. Cost of securities at July 12, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

{ 10}     Cost of 2,868 units at Date of Deposit .....................                                  $ 2,845,248
{ 20}     Less sales charge ..........................................                                      126,851
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,718,397
{ 31}     Redemptions of units - net cost of 412 units redeemed
{143}       less redemption amounts (principal).......................                                      (37,925)
{ 40}     Realized gain on securities sold or redeemed ...............                                       34,910
{ 50}     Principal distributions ....................................                                      (10,077)
{ 70}     Unrealized appreciation of investments......................                                      166,289
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,871,594
                                                                                                         ===========

4. INCOME TAXES

As of June 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $166,289, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,674,609 at June 30, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,330 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                         D - 5.

     MUNICPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (ARIZONA TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 1999


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Phoenix Civic Imp. Corp., AZ,     Aaa(m)   $   145,000    6.000  %     2019(6)      07/01/06   $   146,078 $   156,317
     Jr. Lien Wtr. Sys. Rev. Bonds, Ser.                                                         @ 100.000
     1996

  2  Commonwealth of Puerto Rico, Pub. Imp.    A            350,000    5.400        2025         07/01/06       321,304     344,712
     Bonds of 1996 (G.O. Bonds)                                                                  @ 101.500

  3  Salt River Proj., AZ, Agricultural Imp.   AA           400,000    5.500        2019         01/01/03       380,212     402,652
     and Pwr. Dist. (Salt River Proj. Elec.                                                      @ 100.000
     Sys. Rfdg. Rev. Bonds), Ser. 1993 A

  4  The Industrial Dev. Auth. of the Cnty.    AAA          500,000    5.500        2021         09/01/06       473,915     500,670
     of Mohave, AZ, Baptist Hosp. Sys. Rev.                                                      @ 102.000
     Bonds, Ser. 1996 (MBIA Ins.) (5)

  5  The Industrial Dev. Auth. of the Cnty.    AAA          500,000    5.000        2015         04/01/04       451,980     479,945
     of Pima, AZ, Ins. Rfdg. Rev. Bonds                                                          @ 102.000
     (Tuscon Med. Ctr.), Ser. 1993 A
     (MBIA Ins.) (5)

  6  Town of Oro Valley Mun. Prop. Corp.,      AAA          450,000    5.375        2026         07/01/08       419,940     448,412
     AZ, Mun. Wtr. Sys. Acquisition Bonds                                                        @ 101.000
     (Canada Hills and Rancho Vistoso Wtr.
     Util. Acquisition Proj.), Ser. 1996
     (MBIA Ins.) (5)

  7  Tuscon Unified Sch. Dist. No. 1 of        AAA          500,000    5.400        2013         07/01/04       481,180     508,190
     Pima  Cnty., AZ, Sch. Imp. Bonds, Proj.                                                     @ 101.000
     of  1989, Ser. E (1993)
     (Financial Guaranty Ins.) (5)

                                                          ---------                                           ---------   ---------
                                                        $ 2,845,000                                         $ 2,674,609 $ 2,840,898
                                                          =========                                           =========   =========

                                   See Notes to Portfolios on page D - 32.

                                                        D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (CALIFORNIA INTERMEDIATE TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 3,370,215)(Note 1) .........                                               $   3,540,732
{ 36}  Accrued interest................................                                                      45,685
{ 34}  Cash - principal ...............................                                                      33,444
       Deferred organization costs (Note 5) ...........                                                       1,637
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   3,621,498


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      34,721
{143}  Accrued Sponsors' fees .........................                                        777
       Other liabilities ..............................                                      1,637           37,135
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,453 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  3,574,176

{105}  Undistributed net investment income ............                                     10,187    $   3,584,363
                                                                                     -------------    =============

{130}UNIT VALUE ($ 3,584,363 / 3,453 units)............                                               $    1,038.04
                                                                                                      =============



                                          See Notes to Financial Statements.
                                                     D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (CALIFORNIA INTERMEDIATE TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----


     INVESTMENT INCOME:
{ 10}  Interest income ........................    $   184,309      $   195,156       $   204,863
{ 20}  Trustee's fees and expenses ............         (5,679)          (5,916)           (6,881)
{ 30}  Sponsors' fees .........................         (1,564)          (1,655)           (1,725)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        177,066          187,585           196,257
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain (loss) on
{ 50}    securities sold or redeemed ..........          1,733           13,619              (773)
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................        (66,029)         100,484           136,062
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........        (64,296)         114,103           135,289
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $   112,770      $   301,688       $   331,546
                                                   ==============================================



                                         See Notes to Financial Statements.
                                                     D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (CALIFORNIA INTERMEDIATE TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   177,066      $   187,585       $   196,257
       Realized gain (loss) on
{ 20}    securities sold or redeemed ..........          1,733           13,619              (773)
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................        (66,029)         100,484           136,062
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............        112,770          301,688           331,546
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (177,244)        (187,851)         (184,581)
{ 60}  Principal ..............................         (3,783)         (17,122)           (4,511)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (181,027)        (204,973)         (189,092)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............             (7)            (867)             (171)
{ 83}  Redemption amounts - principal .........        (53,565)        (400,912)         (154,727)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............        (53,572)        (401,779)         (154,898)
                                                   ----------------------------------------------

{ 90}NET DECREASE IN NET ASSETS ...............       (121,829)        (305,064)          (12,444)

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,706,192        4,011,256         4,023,700
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 3,584,363      $ 3,706,192       $ 4,011,256
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     50.90      $     51.19       $     46.81
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $      1.08      $      4.74       $      1.15
                                                   ==============================================
       Net asset value at end of
{140}    period ...............................    $  1,038.04      $  1,058.01       $  1,032.76
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................             50              381
{150}  Outstanding at end of period ...........          3,453            3,503             3,884
                                                   ==============================================


                              See Notes to Financial Statements.

                                             D - 9.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 210 (CALIFORNIA INTERMEDIATE TRUST),
DEFINED ASSET FUNDS



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on July 12, 1996 was based upon offering side evaluations at July 10, 1996, the day prior to the Date of Deposit. Cost of securities at July 12, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

{ 10}     Cost of 3,453 units at Date of Deposit .....................                                  $ 3,583,715
{ 20}     Less sales charge ..........................................                                      142,091
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    3,441,624
{ 31}     Redemptions of units - net cost of 584 units redeemed
{143}       less redemption amounts (principal).......................                                      (27,128)
{ 40}     Realized gain on securities sold or redeemed ...............                                       14,579
{ 50}     Principal distributions ....................................                                      (25,416)
{ 70}     Unrealized appreciation of investments......................                                      170,517
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,574,176
                                                                                                         ===========

4. INCOME TAXES

As of June 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $170,517, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,370,215 at June 30, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,637 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                                      D - 10.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (CALIFORNIA INTERMEDIATE TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  California Hlth. Fac. Fin. Auth., Hlth.   AAA      $   425,000    5.000  %     2008         07/01/04   $   408,332 $   432,025
     Fac. Rfdg. Rev. Bonds (Catholic                                                             @ 102.000
     Healthcare West), Ser. 1994 A
     (MBIA Ins)

  2  County of Tulare, CA, Tulare Cnty. Pub.   AAA          460,000    5.500        2007         02/15/06       463,648     486,648
     Fac. Corp. Certs. of Part. (Cap. Imp.                                                       @ 102.000
     Prog.),  Ser. 1996 A (MBIA Ins.)

  3  Department of Arpts. of the City of       AAA          245,000    6.000        2005         None           260,523     265,217
     Los Angeles, CA, Los Angeles Intl.
     Arpt., Rfdg. Rev. Bonds, Ser. 1995 A
     (Financial Guaranty Ins.)

  4  East Bay Mun. Util. Dist. (Alameda and    AAA          500,000    4.900        2009         06/01/06       470,325     506,835
     Contra Costa Cntys., CA), Wastewater                                                        @ 102.000
     Sys. Sub. Rev. Rfdg. Bonds, Ser. 1996
     (Financial Guaranty Ins.)

  5  Los Angeles Conv. and Exhibition Ctr.     AAA          500,000    5.200        2009         08/15/03       486,095     510,745
     Auth., CA, Lease Rev. Bonds, Rfdg.                                                          @ 102.000
     Ser. 1993 A (MBIA Ins.)

  6  Riverside Cnty., Trans. Comm., CA,        AAA          335,000    5.700        2006         None           347,804     359,485
     Sales Tax Rev.Bonds (Ltd. Tax Bonds),
     Ser. 1993 A (AMBAC Ins.)

  7  State Pub. Wks. Bd. of the State of       AAA          435,000    5.375        2009         03/01/06       430,058     452,852
     California, Lease Rev. Bonds                                                                @ 102.000
     (California Cmnty. Coll.) (Var. Cmnty.
     Coll. Proj.), Ser. 1996 A  (AMBAC Ins.)

  8  The City of Los Angeles, CA,              AAA      $   500,000    5.700        2009         06/01/03   $   503,430 $   526,925
     Wastewater Sys. Rev. Bonds, Rfdg.                                                           @ 102.000
     Ser. 1993 A (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 3,400,000                                         $ 3,370,215 $ 3,540,732
                                                          =========                                           =========   =========

                                       See Notes to Portfolios on page D - 32.

                                                        D - 11.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,725,918)(Note 1) .........                                               $   2,968,980
{ 36}  Accrued interest................................                                                      66,951
{ 34}  Cash - principal ...............................                                                      35,867
       Deferred organization costs (Note 5) ...........                                                       1,331
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   3,073,129


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      56,715
{143}  Accrued Sponsors' fees .........................                                        719
       Other liabilities ..............................                                      1,331           58,765
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,980 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  3,004,847

{105}  Undistributed net investment income ............                                      9,517    $   3,014,364
                                                                                     -------------    =============

{130}UNIT VALUE ($ 3,014,364 / 2,980 units)............                                               $    1,011.53
                                                                                                      =============

                    See Notes to Financial Statements.

                                   D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   181,916      $   184,751       $   179,618
{ 20}  Trustee's fees and expenses ............         (5,440)          (5,614)           (6,778)
{ 30}  Sponsors' fees .........................         (1,451)          (1,462)           (1,426)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        175,025          177,675           171,414
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........         33,761
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................       (110,181)         190,945           162,248
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........        (76,420)         190,945           162,248
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $    98,605      $   368,620       $   333,662
                                                   ==============================================


                                          See Notes to Financial Statements.

                                                     D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   175,025      $   177,675       $   171,414
       Realized gain on
{ 20}    securities sold or redeemed ..........         33,761
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................       (110,181)         190,945           162,248
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............         98,605          368,620           333,662
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (175,606)        (177,556)         (160,982)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (175,606)        (177,556)         (160,982)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (453)
{ 83}  Redemption amounts - principal .........       (312,391)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (312,844)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (389,845)         191,064           172,680

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,404,209        3,213,145         3,040,465
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 3,014,364      $ 3,404,209       $ 3,213,145
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     54.14      $     54.10       $     49.05
                                                   ==============================================

       Net asset value at end of
{140}    period ...............................    $  1,011.53      $  1,037.24       $    979.02
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................            302
{150}  Outstanding at end of period ...........          2,980            3,282             3,282
                                                   ==============================================


                              See Notes to Financial Statements.

                                         D - 14.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 210 (NEW YORK TRUST),
DEFINED ASSET FUNDS



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on July 12, 1996 was based upon offering side evaluations at July 10, 1996, the day prior to the Date of Deposit. Cost of securities at July 12, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

{ 10}     Cost of 2,980 units at Date of Deposit .....................                                  $ 2,889,352
{ 20}     Less sales charge ..........................................                                      128,707
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,760,645
{ 31}     Redemptions of units - net cost of 302 units redeemed
{143}       less redemption amounts (principal).......................                                      (32,621)
{ 40}     Realized gain on securities sold or redeemed ...............                                       33,761
{ 70}     Unrealized appreciation of investments......................                                      243,062
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,004,847
                                                                                                         ===========

4. INCOME TAXES

As of June 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $243,062, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,725,918 at June 30, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,331 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                         D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (NEW YORK TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 1999


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  34th Street Partnership, Inc., 34th St.   A1(m)    $   500,000    5.500  %     2023         01/01/03   $   451,750 $   499,345
     Bus. Imp. Dist. Cap. Imp. Bonds,                                                            @ 102.000
     Ser. 1993

  2  Dormitory Auth. of the State of New       AAA          500,000    6.375        2014(6)      05/15/03       504,145     545,305
     York, State Univ. Educl. Fac. Rev.                                                          @ 102.000
     Bonds, Ser. 1992 A

  3  Dormitory Auth. of the State of New       BBB+         500,000    5.500        2025         07/01/06       447,020     493,870
     York, Dept. of Hlth., Rev. Bonds,                                                           @ 102.000
     Ser. 1996

  4  Dormitory Auth. of the State of New       A-           240,000    5.375        2026         02/15/06       210,365     233,851
     York, Mental Hlth. Svcs. Fac. Imp. Rev.                                                     @ 102.000
     Bonds, Ser. 1996 B

  5  Dormitory Auth. of the State of New       BBB          250,000    5.700        2021         07/01/04       232,725     252,150
     York, Upstate Cmnty. Coll. Rev. Bonds,                                                      @ 102.000
     Ser. 1994 A

  6  New York State Energy Research and Dev.   A+           445,000    6.100        2020         07/01/05       442,188     467,384
     Auth., Fac. Rfdg. Rev. Bonds (Consol.                                                       @ 102.000
     Edison Co. of New York, Inc. Proj.),
     Ser. 1995 A

  7  New York State Urban Dev. Corp., Corr.    BBB+         500,000    5.250        2021         01/01/04       437,725     477,075
     Cap. Fac. Rev. Bonds, Rfdg. Ser. 1993 A                                                     @ 102.000


                                                          ---------                                           ---------   ---------
                                                        $ 2,935,000                                         $ 2,725,918 $ 2,968,980
                                                          =========                                           =========   =========

                             See Notes to Portfolios on page D - 32.

                                        D - 16.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 210 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,806,543)(Note 1) .........                                              $    2,992,120
{ 36}  Accrued interest................................                                                      47,180
{ 32}  Cash - income ..................................                                                       1,452
{ 34}  Cash - principal ...............................                                                      32,300
       Deferred organization costs (Note 5) ...........                                                       1,331
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   3,074,383


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      38,620
{143}  Accrued Sponsors' fees .........................                                        691
       Other liabilities ..............................                                      1,331           40,642
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,982 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  3,024,420

{105}  Undistributed net investment income ............                                      9,321    $   3,033,741
                                                                                     -------------    =============

{130}UNIT VALUE ($ 3,033,741 / 2,982 units)............                                               $    1,017.35
                                                                                                      =============


                                See Notes to Financial Statements.

                                              D - 17.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 210 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   171,969      $   177,182       $   176,664
{ 20}  Trustee's fees and expenses ............         (5,308)          (5,559)           (6,746)
{ 30}  Sponsors' fees .........................         (1,397)          (1,436)           (1,426)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        165,264          170,187           168,492
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........         20,488            5,384
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................        (93,892)         182,616            96,853
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........        (73,404)         188,000            96,853
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $    91,860      $   358,187       $   265,345
                                                   ==============================================


                                          See Notes to Financial Statements.

                                                     D - 18.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 210 (OHIO TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   165,264      $   170,187       $   168,492
       Realized gain on
{ 20}    securities sold or redeemed ..........         20,488            5,384
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................        (93,892)         182,616            96,853
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............         91,860          358,187           265,345
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (165,522)        (170,048)         (158,341)
{ 60}  Principal ..............................         (2,006)          (9,693)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (167,528)        (179,741)         (158,341)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (397)            (314)
{ 83}  Redemption amounts - principal .........       (204,605)        (104,160)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (205,002)        (104,474)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (280,670)          73,972           107,004

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,314,411        3,240,439         3,133,435
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 3,033,741      $ 3,314,411       $ 3,240,439
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     53.06      $     53.03       $     48.26
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $      0.66      $      3.05
                                                   ===================================
       Net asset value at end of
{140}    period ...............................    $  1,017.35      $  1,042.92       $    987.64
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period..................            196              103
{150}  Outstanding at end of period ...........          2,982            3,178             3,281
                                                   ==============================================


                             See Notes to Financial Statements.

                                         D - 19.

MUNICIPAL INVESTMENT TRUST FUND
MULTISTATE SERIES - 210 (OHIO TRUST),
DEFINED ASSET FUNDS



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on July 12, 1996 was based upon offering side evaluations at July 10, 1996, the day prior to the Date of Deposit. Cost of securities at July 12, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

{ 10}     Cost of 2,982 units at Date of Deposit .....................                                  $ 2,980,760
{ 20}     Less sales charge ..........................................                                      132,877
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,847,883
{ 31}     Redemptions of units - net cost of 299 units redeemed
{143}       less redemption amounts (principal).......................                                      (23,213)
{ 40}     Realized gain on securities sold or redeemed ...............                                       25,872
{ 50}     Principal distributions ....................................                                      (11,699)
{ 70}     Unrealized appreciation of investments......................                                      185,577
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,024,420
                                                                                                         ===========

4. INCOME TAXES

As of June 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $185,577, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,806,543 at June 30, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,331 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                    D - 20.

     MUNICIPAL INVESTMENT TRUST FUND
     MULTISTATE SERIES - 210 (OHIO TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  County of Cuyahoga, OH, Hosp. Rfdg.       AAA      $   500,000    5.625  %     2026         01/15/06   $   477,520 $   503,525
     and Imp. Rev. Bonds (Univ. Hosp. Hlth.                                                      @ 102.000
     Sys. Inc. Proj.) Ser. 1996 A (MBIA Ins.)

  2  County of Mahoning, OH, Hosp. Imp. Rev.   AAA          250,000    5.500        2025         None           234,465     251,963
     Bonds (Western Reserve Care Sys. Proj.)
     Ser. 1995 (MBIA Ins.)

  3  County of Montgomery, OH, Hosp. Fac.      AAA          460,000    5.500        2026         04/01/06       431,250     458,680
     Rev. Rfdg. and Imp. Bonds (Kettering                                                        @ 102.000
     Med. Ctr.), Ser. 1996 (MBIA Ins.)

  4  Ohio Air Quality Dev. Auth., Ctl. Rev.    AAA          500,000    5.625        2029         11/15/03       480,000     506,770
     Rfdg. Bonds, 1993 Ser. B (Ohio Edison                                                       @ 102.000
     Co., Proj.) (AMBAC Ins.) (AMBAC Ins.)


  5  Ohio Air Quality Dev. Auth., Poll. Ctl.   AAA          410,000    5.450        2024         01/01/04       385,047     410,664
     Rev. Rfdg. Bonds (The Cincinnati Gas &                                                      @ 102.000
     Elec. Co. Proj.), Ser. 1994 B
     (MBIA Ins.)

  6  State of Ohio, Tpke. Rev. Bonds, Ohio     AAA          390,000    5.500        2026(6)      02/15/06       368,261     414,445
     Tpke. Comm., Ser. 1996 A (MBIA Ins.)                                                        @ 102.000

  7  Twinsburg City Sch. Dist., OH, Sch.       AAA          430,000    5.900        2021         12/01/06       430,000     446,073
     Imp. Bonds (G.O. Unlimited Tax)                                                             @ 102.000
     (Financial Guaranty Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,940,000                                         $ 2,806,543 $ 2,992,120
                                                          =========                                           =========   =========

                                   See Notes to Portfolios on page D - 32.

                                                     D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (TEXAS TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,897,950)(Note 1) .........                                               $   3,070,746
{ 36}  Accrued interest................................                                                      50,137
{ 34}  Cash - principal ...............................                                                      30,236
       Deferred organization costs (Note 5) ...........                                                       1,331
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   3,152,450


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      39,756
{143}  Accrued Sponsors' fees .........................                                        671
       Other liabilities ..............................                                      1,331           41,758
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,007 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  3,100,982

{105}  Undistributed net investment income ............                                      9,710    $   3,110,692
                                                                                     -------------    =============

{130}UNIT VALUE ($ 3,110,692 / 3,007 units)............                                               $    1,034.48
                                                                                                      =============


                       See Notes to Financial Statements.
                                         D - 22.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (TEXAS TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   173,950      $   184,391       $   185,574
{ 20}  Trustee's fees and expenses ............         (5,170)          (5,365)           (6,785)
{ 30}  Sponsors' fees .........................         (1,370)          (1,431)           (1,425)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        167,410          177,595           177,364
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........          6,405           15,679
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................       (105,533)         160,549           117,780
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........        (99,128)         176,228           117,780
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $    68,282      $   353,823       $   295,144
                                                   ==============================================


                           See Notes to Financial Statements.

                                        D - 23.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (TEXAS TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   167,410      $   177,595       $   177,364
       Realized gain on
{ 20}    securities sold or redeemed ..........          6,405           15,679
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................       (105,533)         160,549           117,780
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............         68,282          353,823           295,144
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (167,552)        (177,463)         (166,744)
{ 60}  Principal ..............................        (10,645)          (3,191)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (178,197)        (180,654)         (166,744)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............           (169)            (731)
{ 83}  Redemption amounts - principal .........        (83,137)        (208,380)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............        (83,306)        (209,111)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (193,221)         (35,942)          128,400

{100}NET ASSETS AT BEGINNING OF PERIOD ........      3,303,913        3,339,855         3,211,455
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD ..............    $ 3,110,692      $ 3,303,913       $ 3,339,855
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period ...............................    $     55.60      $     55.90       $     50.79
                                                   ==============================================
       Principal distributions during
{130}    period ...............................    $      3.54      $      1.01
                                                   ===================================
       Net asset value at end of
{140}    period ...............................    $  1,034.48      $  1,070.96       $  1,017.32
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................             78              198
{150}  Outstanding at end of period ...........          3,007            3,085             3,283
                                                   ==============================================


                               See Notes to Financial Statements.

                                    D - 24.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 210 (TEXAS TRUST),
DEFINED ASSET FUNDS



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on July 12, 1996 was based upon offering side evaluations at July 10, 1996, the day prior to the Date of Deposit. Cost of securities at July 12, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

{ 10}     Cost of 3,007 units at Date of Deposit .....................                                  $ 3,078,648
{ 20}     Less sales charge ..........................................                                      137,179
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,941,469
{ 31}     Redemptions of units - net cost of 276 units redeemed
{143}       less redemption amounts (principal).......................                                      (21,531)
{ 40}     Realized gain on securities sold or redeemed ...............                                       22,084
{ 50}     Principal distributions ....................................                                      (13,836)
{ 70}     Unrealized appreciation of investments......................                                      172,796
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,100,982
                                                                                                         ===========

4. INCOME TAXES

As of June 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $172,796, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,897,950 at June 30, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,331 payable to the Trustee for reimbursement of costs related to the organization of the Trust.


                                          D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (TEXAS TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1) (4)       Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  Brazos River Auth., TX, Collateralized    AAA      $   250,000    5.500  %     2022         11/01/03   $   235,230 $   249,658
     Poll. Ctl. Rev. Rfdg. Bonds (Texas                                                          @ 102.000
     Util. Elec. Co. Proj.), Ser. 1993 A
     (AMBAC Ins.)

  2  City of Euless, TX, Tax and Golf          AAA          500,000    5.900        2027         09/15/06       492,935     514,780
     Course Surplus Rev. Certs. of Oblig.,                                                       @ 100.000
     Ser. 1995 (MBIA Ins.)

  3  City of Houston, TX, Wtr. and Swr. Sys.   AAA          340,000    6.200        2023(6)      12/01/05       344,801     370,913
     Jr. Lien Rfdg. Bonds, Ser. 1995 A                                                           @ 100.000
     (MBIA Ins.)

  4  City of San Antonio, TX, Hotel Occup.     AAA          500,000    5.700        2026         08/15/06       479,185     509,650
     Tax Rev. Bonds, (Henry B. Gonzales                                                          @ 102.000
     Conv. Ctr. Expansion Proj.), Ser. 1996
     (Financial Guaranty Ins.)

  5  Colorado River Mun. Wtr. Dist., TX,       AAA          500,000    5.150        2021         01/01/03       445,820     476,275
     Wtr. Sys. Rev. Rfdg. Bonds, Ser. 1993                                                       @ 100.000
     (AMBAC Ins.)

  6  Harris Cnty., TX, Hlth. Fac. Dev.         AAA          385,000    6.375        2024(6)      10/01/04       395,869     421,075
     Corp., Hosp. Rev. Bonds (Hermann                                                            @ 101.000
     Hosp.), Ser. 1994 (MBIA Ins.)

  7  Sabine River Auth. of TX, Poll. Ctl.      AAA          500,000    6.100        2018         04/01/06       504,110     528,395
     Rev. Rfdg. Bonds (Southwestern Elec.                                                        @ 102.000
     Pwr. Co. Proj.), Ser. 1996 (MBIA Ins.)

                                                          ---------                                           ---------   ---------
                                                        $ 2,975,000                                         $ 2,897,950 $ 3,070,746
                                                          =========                                           =========   =========

                               See Notes to Portfolios on page D - 32.

                                                     D - 26.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENT OF CONDITION
     As of June 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities
{ 20}     at value (cost $ 2,550,816)(Note 1) .........                                               $   2,679,914
{ 36}  Accrued interest................................                                                      55,131
{ 34}  Cash - principal ...............................                                                      25,776
       Deferred organization costs (Note 5) ...........                                                       1,329
                                                                                                      -------------
{ 40}    Total trust property .........................                                                   2,762,150


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                              $      45,795
{143}  Accrued Sponsors' fees .........................                                        617
       Other liabilities ..............................                                      1,329           47,741
                                                                                     -------------    -------------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,677 units of fractional undivided
{ 80}     interest outstanding (Note 3) ...............                                  2,705,690

{105}  Undistributed net investment income ............                                      8,719    $   2,714,409
                                                                                     -------------    =============

{130}UNIT VALUE ($ 2,714,409 / 2,677 units)............                                               $    1,013.97
                                                                                                      =============


                                          See Notes to Financial Statements.


                                                 D - 27.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF OPERATIONS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----


     INVESTMENT INCOME:

{ 10}  Interest income ........................    $   157,027      $   183,889       $   178,528
{ 20}  Trustee's fees and expenses ............         (5,011)          (5,441)           (2,055)
{ 30}  Sponsors' fees .........................         (1,325)          (1,454)           (1,426)
                                                   ----------------------------------------------
{ 40}  Net investment income ..................        150,691          176,994           175,047
                                                   ----------------------------------------------


     REALIZED OR UNREALIZED GAIN (LOSS)
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........          9,075           25,596
       Unrealized appreciation (depreciation)
{ 60}    of investments .......................        (87,466)         109,569           106,995
                                                   ----------------------------------------------
       Net realized and unrealized
{ 80}    gain (loss) on investments ...........        (78,391)         135,165           106,995
                                                   ----------------------------------------------



     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............    $    72,300      $   312,159       $   282,042
                                                   ==============================================


                                          See Notes to Financial Statements.

                                                    D - 28.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     STATEMENTS OF CHANGES IN NET ASSETS



                                                                                      July 12, 1996
                                                                                            to
                                                         Years Ended June 30,            June 30,
                                                        1999             1998              1997
                                                        ----             ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................    $   150,691      $   176,994       $   175,047
       Realized gain on
{ 20}    securities sold or redeemed ..........          9,075           25,596
       Unrealized appreciation (depreciation)
{ 30}    of investments .......................        (87,466)         109,569           106,995
                                                   ----------------------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............         72,300          312,159           282,042
                                                   ----------------------------------------------
     DISTRIBUTIONS TO HOLDERS (Note 2):
{ 50}  Income  ................................       (150,978)        (177,313)         (164,424)
{ 60}  Principal ..............................                         (14,049)
                                                   ----------------------------------------------
{ 70}  Total distributions ....................       (150,978)        (191,362)         (164,424)
                                                   ----------------------------------------------
     SHARE TRANSACTIONS:
{ 82}  Redemption amounts - income ............            (95)          (1,203)
{ 83}  Redemption amounts - principal .........       (109,284)        (516,594)
                                                   ----------------------------------------------
{ 84}  Total share transactions ...............       (109,379)        (517,797)
                                                   ----------------------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....       (188,057)        (397,000)          117,618

{100}NET ASSETS AT BEGINNING OF PERIOD ........      2,902,466        3,299,466         3,181,848
                                                   ----------------------------------------------
{110}NET ASSETS AT END OF PERIOD...............    $ 2,714,409      $ 2,902,466       $ 3,299,466
                                                   ==============================================
     PER UNIT:
       Income distributions during
{120}    period................................    $     54.71      $     55.26       $     50.16
                                                   ==============================================
       Principal distributions during
{130}    period................................                     $      5.05
                                                                    ==================
       Net asset value at end of
{140}    period................................    $  1,013.97      $  1,043.30       $  1,006.55
                                                   ==============================================
     TRUST UNITS:
{ 83}  Redeemed during period .................            105              496
{150}  Outstanding at end of period ...........          2,677            2,782             3,278
                                                   ==============================================


                                See Notes to Financial Statements.

                                                D - 29.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 210 (VIRGINIA TRUST),
DEFINED ASSET FUNDS



NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on July 12, 1996 was based upon offering side evaluations at July 10, 1996, the day prior to the Date of Deposit. Cost of securities at July 12, 1996 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.


2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.


    3.   NET CAPITAL

{ 10}     Cost of 2,677 units at Date of Deposit .....................                                  $ 2,719,825
{ 20}     Less sales charge ..........................................                                      121,348
                                                                                                         -----------
{ 25}     Net amount applicable to Holders ...........................                                    2,598,477
{ 31}     Redemptions of units - net cost of 601 units redeemed
{143}       less redemption amounts (principal).......................                                      (42,507)
{ 40}     Realized gain on securities sold or redeemed ...............                                       34,671
{ 50}     Principal distributions ....................................                                      (14,049)
{ 70}     Unrealized appreciation of investments......................                                      129,098
                                                                                                         -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,705,690
                                                                                                         ===========

4. INCOME TAXES

As of June 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $129,098, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,550,816 at June 30, 1999.

5. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over a period of five years. Included in "Other liabilities" in the accompanying Statement of Condition is $ 1,329 payable to the Trustee for reimbursement of costs related to the organization of the Trust.

                                        D - 30.

     MUNCIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 210 (VIRGINIA TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of June 30, 1999


                                               Rating                                             Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   -----------   ------------  ----------  ---------

  1  City of Fairfield, CA, Refunding          AAA      $    65,000    6.000  %     2022(6)      04/01/07   $    65,280 $    71,250
     Certificates of Participation                                                               @ 102.000
     (Fairfield Water Util. Imp. Proj.)
     Revenue Bonds
                                               AA           100,000    6.000        2022         04/01/07       100,430     106,523
                                                                                                 @ 102.000

  2  Commonwealth of Puerto Rico, Pub. Imp.    A            185,000    5.400        2025         07/01/06       169,832     182,205
     Bonds of 1996 (G.O. Bonds)                                                                  @ 101.500

  3  Fairfax Cnty. Econ. Dev. Auth., VA,       AA           375,000    5.500        2018         05/15/04       354,484     377,104
     Lease Rev. Bonds (Govt. Ctr. Prop.),                                                        @ 102.000
     Ser. 1994

  4  Fairfax Cnty., VA, Sewer Rev. Bonds,      AAA          500,000    5.875        2028         07/15/06       494,655     517,160
     Ser. 1996 (MBIA Ins.) (5)                                                                   @ 102.000

  5  Industrial Dev. Auth. of Albemarle        A2(m)        500,000    5.500        2020         10/01/03       459,285     483,540
     Cnty., VA, Hosp. Rfdg. Rev. Bonds                                                           @ 102.000
     (Martha Jefferson Hosp.), Ser. 1993

  6  Industrial Dev. Auth. of Fairfax Cnty.,   AA           410,000    6.000        2026         08/15/06       404,350     428,712
     VA, Hlth. Care Rev. Bonds (Inova Hlth.                                                      @ 102.000
     Sys. Proj.), Ser. 1996

  7  Virginia Hsg. Dev. Auth., Commonwealth    AA+          500,000    6.125        2013         07/01/06       502,500     513,420
     Mtge. Bonds, Ser. 1996 C, Subseries  C-2                                                    @ 102.000


                                                          ---------                                           ---------   ---------
                                                        $ 2,635,000                                         $ 2,550,816 $ 2,679,914
                                                          =========                                           =========   =========

                                    See Notes to Portfolios on page D - 32.

                                                      D - 31.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 210, (ARIZONA,
CALIFORNIA INTERMEDIATE, NEW YORK, OHIO,
TEXAS AND VIRGINIA TRUSTS), DEFINED ASSET FUNDS


NOTES TO PORTFOLIOS
As of June 30, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2) See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.

(5) Insured by the indicated municipal bond insurance company.

(6) Bonds with an aggregate face amount of $ 145,000 of the Arizona Trust, $ 500,000 of the New York Trust, $ 390,000 of the Ohio Trust, $ 725,000 of the Texas Trust and $ 65,000 of the Virginia Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.

                               D - 32.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--210
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-04063) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      15340--9/99